Award Timing Disclosure	12 Months Ended
Sep. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
Annual equity awards, including stock options, are granted during an open trading window following the Company’s annual earnings release. For new hires, equity awards, including stock options, are typically granted on the first of the month following their hire. Under the ESPP, eligible employees, including the NEOs, may purchase shares at a discount, with purchase dates generally in June and December using payroll deductions accumulated during the prior six-month period.
The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, including stock options, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2024, no stock options were granted to the NEOs in the period beginning four business days before and ending one business day after the filing or furnishing of any Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information.

Award Timing Method
Annual equity awards, including stock options, are granted during an open trading window following the Company’s annual earnings release. For new hires, equity awards, including stock options, are typically granted on the first of the month following their hire. Under the ESPP, eligible employees, including the NEOs, may purchase shares at a discount, with purchase dates generally in June and December using payroll deductions accumulated during the prior six-month period.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, including stock options, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false